Schedule of Stock Warrant Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options Beginning		93,481	21,923
Weighted Average Exercise Price, Beginning		$ 7.62	$ 14.24
Weighted Average Remaining Contractual Term (years), Options Beginning			3 years 8 months 4 days	3 years 3 months
Aggregate Intrinsic Value Beginning
Number of Shares Beginning		64,823
Weighted Average Exercise Price, Vested and Exercisable Beginning		$ 8.45	$ 14.24
Weighted Average Remaining Contractual Term (years), Vested and Exercisable Beginning			3 years 5 months 19 days	3 years 3 months
Aggregate Intrinsic Value Vested and Exercisable Ending
Number of Options Unvested and non-exercisable Beginning		28,658	21,923
Weighted Average Grant Date Fair Value Beginning		$ 5.74
Aggregate Intrinsic Value Unvested and non-exercisable Beginning
Stock options, shares		254,824	71,558
Number of Warrants Exercised
Number of Warrants Cancelled/Forfeited		(348,306)
Number of Options Ending			93,481	21,923
Weighted Average Exercise Price, Ending			$ 7.62	$ 14.24
Aggregate Intrinsic Value Ending
Number of Shares Ending			64,823
Weighted Average Exercise Price, Vested and Exercisable Ending			$ 8.45	$ 14.24
Number of Options Unvested and non-exercisable Ending			28,658	21,923
Weighted Average Grant Date Fair Value Ending			$ 5.74
Aggregate Intrinsic Value Unvested and non-exercisable Ending
Number of Warrants Cancelled/Forfeited		348,306
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options Beginning	203,629	203,629	203,629
Weighted Average Exercise Price, Beginning	$ 4.15	$ 4.15	$ 4.15
Weighted Average Remaining Contractual Term (years), Options Beginning	11 months 23 days	1 year 2 months 19 days	2 years 2 months 19 days	3 years 2 months 19 days
Aggregate Intrinsic Value Beginning	$ 36,030	$ 36,030	$ 82,756
Number of Shares Beginning	203,629	203,629
Weighted Average Exercise Price, Vested and Exercisable Beginning	$ 4.15	$ 4.15	$ 4.15
Weighted Average Remaining Contractual Term (years), Vested and Exercisable Beginning	11 months 23 days	1 year 2 months 19 days	2 years 2 months 19 days	3 years 2 months 19 days
Aggregate Intrinsic Value Vested and Exercisable Ending	$ 42,727	$ 36,030	$ 82,756
Number of Options Unvested and non-exercisable Beginning			203,629
Weighted Average Grant Date Fair Value Beginning
Aggregate Intrinsic Value Unvested and non-exercisable Beginning
Stock options, shares
Number of Warrants Exercised
Number of Warrants Cancelled/Forfeited
Number of Options Ending	203,629	203,629	203,629	203,629
Weighted Average Exercise Price, Ending	$ 4.15	$ 4.15	$ 4.15	$ 4.15
Aggregate Intrinsic Value Ending	$ 42,727	$ 36,030	$ 36,030	$ 82,756
Number of Shares Ending	203,629	203,629	203,629
Weighted Average Exercise Price, Vested and Exercisable Ending	$ 4.15	$ 4.15	$ 4.15	$ 4.15
Number of Options Unvested and non-exercisable Ending				203,629
Weighted Average Grant Date Fair Value Ending
Aggregate Intrinsic Value Unvested and non-exercisable Ending
Number of Warrants Cancelled/Forfeited